Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2025 and 2024:

	March 31, 2025			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 19)	$—	$1.8	$1.8	$—	$—	$—
Interest rate swaps (see Note 19)	—	—	—	—	35.6	35.6
Liabilities:
Forward exchange contracts (see Note 19)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 19)	—	(3.1)	(3.1)	—	—	—

Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis
The
following
table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at March 31, 2025 and 2024:

	March 31, 2025		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Intercompany Revolver	$81.6	$81.6	$—	$—
LGTV Revolver	—	—	569.9	575.0
LGTV Term Loan A	313.4	312.9	396.6	397.3
LGTV Term Loan B	—	—	816.9	818.1
eOne IP Credit Facility	317.6	323.0	—	—
LG IP Credit Facility	962.9	978.8	—	—
Production Loans	1,394.1	1,395.4	1,286.2	1,292.2
Production Tax Credit Facility	276.2	280.0	258.7	260.0
Backlog Facility and Other	238.4	238.9	285.4	287.3
Film Library Facility	74.4	75.9	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2025 and 2024:

	March 31, 2025			March 31, 2024
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 18)	$—	$1.8	$1.8	$—	$—	$—
Interest rate swaps (see Note 18)	—	—	—	—	35.6	35.6
Liabilities:
Forward exchange contracts (see Note 18)	—	—	—	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	(3.1)	(3.1)	—	—	—

Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at March 31, 2025 and 2024:

	March 31, 2025		March 31, 2024
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Revolving Credit Facility	$—	$—	$569.9	$575.0
Term Loan A	313.4	312.9	396.6	397.3
Term Loan B	—	—	816.9	818.1
5.5% Senior Notes and Exchange Notes	699.9	623.7	696.6	536.2
eOne IP Credit Facility	317.6	323.0	—	—
LG IP Credit Facility	962.9	978.8	—	—
Production Loans	1,393.9	1,395.4	1,286.2	1,292.2
Production Tax Credit Facility	276.2	280.0	258.7	260.0
Programming Notes	90.9	90.9	—	—
Backlog Facility and Other	238.4	238.9	285.4	287.3
Film Library Facility	74.4	75.9	107.6	109.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).